LONG-TERM OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM OBLIGATIONS
Accrued royalties	$ 23,566	$ 18,442
Marketing development funds		4,668
Other	2,960	2,033
Total	$ 26,526	$ 25,143